INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Pretax income	$ 48,968	$ 29,039	$ 23,204
Statutory tax rate	23.00%	23.00%	23.00%
Tax computed at the ordinary tax rate	$ 11,263	$ 6,679	$ 5,337
Nondeductible expenses (income)	(282)	2,220	3,117
Losses and timing differences in respect of which no deferred taxes assets were recognized	446	423	297
Tax adjustment in respect of different tax rates	1,202	753	3,045
Taxes in respect of withholding at the source from royalties and dividends			725
Adjustment in respect of tax rate deriving from "approved enterprises"	(1,874)	(1,583)	(128)
Tax related to previous years	427	2,832	651
Others	672	(468)	(810)
Income tax expense (benefit)	$ 11,854	$ 10,856	$ 12,234